Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 6. Income Taxes

Deferred income tax assets and liabilities are computed annually for temporary differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to be realized. Income tax expenses are the taxes payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.
The components of income tax expense (benefit) are as follows:

	2013	2012
Current taxes – federal	$—	$—
Deferred taxes – federal	—	—
Current taxes – state	—	—
	$—	$—
The components of deferred taxes are as follows:

	2013	2012
Deferred tax assets	$4,502,770	$3,209,740
Deferred tax liability	(30,259)	(38,217)
Less valuation allowance	(4,472,511)	(3,171,524)
Net deferred tax asset	$—	$—
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liability at December 31, 2013, and 2012, are as follows:

	2013	2012
Deferred tax assets
Net operating loss carryforwards	$3,695,167	$2,532,211
Stock compensation expense	703,397	583,607
Accreted interest	98,845	92,677
Impairment of long lived assets	5,361	14,204
Deferred tax liability	—	—
Depreciation	(30,259)	(38,217)
Other	—	(12,958)
	$4,472,511	$3,171,524
The Company’s effective income tax rate differs from the statutory rate primarily due to the effect of state income taxes, certain nondeductible expenses and the Company’s valuation allowance for deferred taxes. The Company has unused tax net operating losses of approximately $10,800,000 to offset future taxable income. The tax loss carryforwards ultimately expire in 2033.
The net change in the valuation allowance during 2013 and 2012 was as follows:

	2013	2012
Balance at beginning of year	$3,171,524	$1,951,837
Balance at end of year	4,472,511	3,171,524
	$1,300,987	$1,219,687